Employee benefit obligations - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	SFr 4.7
Employee benefit expenses	SFr 4.5	SFr 4.1
Weighted average duration of defined benefit obligation	15 years 8 months 12 days	14 years 8 months 12 days